STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock Class A common stock Initial Public Offering	Common Stock Class A common stock	Common Stock Class F common stock Sponsor	Common Stock Class F common stock Directors	Common Stock Class F common stock	Additional Paid-in Capital Sponsor	Additional Paid-in Capital Directors	Additional Paid-in Capital Initial Public Offering	Additional Paid-in Capital	Accumulated Deficit	Sponsor	Directors	Initial Public Offering	Total
Beginning balance at Mar. 23, 2021		$ 0			$ 0				$ 0	$ 0				$ 0
Beginning balance (in shares) at Mar. 23, 2021		0			0
Increase (decrease) in stockholder's equity
Issuance of common stock	$ 2,760		$ 863	$ 17		$ 24,137	$ 683	$ 275,997,240			$ 25,000	$ 700	$ 276,000,000
Issuance of common stock (in shares)	27,600,000		8,625,000	175,000
Forfeited shares			$ (190)			$ 190
Forfeited shares (in shares)			(1,900,000)
Sale of private placement warrants									13,730,000					13,730,000
Offering costs									(16,584,629)					(16,584,629)
Shares subject to possible redemption		$ (2,760)							(273,167,621)	(2,829,619)				(276,000,000)
Shares subject to possible redemption (in shares)		(27,600,000)
Accretion for common stock to redemption amount										(5,520,000)				(5,520,000)
Net income (loss)										(248,154)				(248,154)
Ending balance at Dec. 31, 2021		$ 0			$ 690				0	(8,597,773)				(8,597,083)
Ending balance (in shares) at Dec. 31, 2021		0			6,900,000
Increase (decrease) in stockholder's equity
Net income (loss)										(231,463)				(231,463)
Ending balance at Mar. 31, 2022					$ 690					(8,829,236)				(8,828,546)
Ending balance (in shares) at Mar. 31, 2022					6,900,000
Beginning balance at Dec. 31, 2021		$ 0			$ 690				0	(8,597,773)				(8,597,083)
Beginning balance (in shares) at Dec. 31, 2021		0			6,900,000
Increase (decrease) in stockholder's equity
Net income (loss)														577,845
Ending balance at Sep. 30, 2022					$ 690					(8,019,928)				(8,019,238)
Ending balance (in shares) at Sep. 30, 2022					6,900,000
Beginning balance at Dec. 31, 2021		$ 0			$ 690				0	(8,597,773)				(8,597,083)
Beginning balance (in shares) at Dec. 31, 2021		0			6,900,000
Increase (decrease) in stockholder's equity
Accretion for common stock to redemption amount										(2,957,945)				(2,957,945)
Net income (loss)										1,297,593				1,297,593
Ending balance at Dec. 31, 2022		$ 0			$ 690				0	(10,258,125)				(10,257,435)
Ending balance (in shares) at Dec. 31, 2022		0			6,900,000
Beginning balance at Mar. 31, 2022					$ 690					(8,829,236)				(8,828,546)
Beginning balance (in shares) at Mar. 31, 2022					6,900,000
Increase (decrease) in stockholder's equity
Net income (loss)										18,705				18,705
Ending balance at Jun. 30, 2022					$ 690					(8,810,531)				(8,809,841)
Ending balance (in shares) at Jun. 30, 2022					6,900,000
Increase (decrease) in stockholder's equity
Net income (loss)										790,603				790,603
Ending balance at Sep. 30, 2022					$ 690					(8,019,928)				(8,019,238)
Ending balance (in shares) at Sep. 30, 2022					6,900,000
Beginning balance at Dec. 31, 2022		$ 0			$ 690				0	(10,258,125)				(10,257,435)
Beginning balance (in shares) at Dec. 31, 2022		0			6,900,000
Increase (decrease) in stockholder's equity
Accretion for common stock to redemption amount										(4,976,904)				(4,976,904)
Net income (loss)										(1,299,403)				(1,299,403)
Ending balance at Mar. 31, 2023					$ 690					(6,874,432)				(6,873,742)
Ending balance (in shares) at Mar. 31, 2023					6,900,000
Beginning balance at Dec. 31, 2022		$ 0			$ 690				$ 0	(10,258,125)				(10,257,435)
Beginning balance (in shares) at Dec. 31, 2022		0			6,900,000
Increase (decrease) in stockholder's equity
Net income (loss)														(907,677)
Ending balance at Sep. 30, 2023					$ 690					(10,640,578)				(10,639,888)
Ending balance (in shares) at Sep. 30, 2023					6,900,000
Beginning balance at Mar. 31, 2023					$ 690					(6,874,432)				(6,873,742)
Beginning balance (in shares) at Mar. 31, 2023					6,900,000
Increase (decrease) in stockholder's equity
Accretion for common stock to redemption amount										(2,499,854)				(2,499,854)
Net income (loss)										(35,677)				(35,677)
Ending balance at Jun. 30, 2023					$ 690					(9,409,963)				(9,409,273)
Ending balance (in shares) at Jun. 30, 2023					6,900,000
Increase (decrease) in stockholder's equity
Accretion for common stock to redemption amount										(1,658,018)				(1,658,018)
Net income (loss)										427,403				427,403
Ending balance at Sep. 30, 2023					$ 690					$ (10,640,578)				$ (10,639,888)
Ending balance (in shares) at Sep. 30, 2023					6,900,000